Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

The following table sets forth information concerning: (1) the compensation of our Chief Executive Officer (Mr. Egan), our former Chief Executive Officer (Mr. Malloy), our former Chief Executive Officer and Director (Mr. Sankaran) (the Company’s Principal Executive Officers, or “PEOs”), and the average compensation for our other Named Executive Officers, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for each of the fiscal years ended December 31, 2020, 2021, 2022 and 2023 and (2) and our cumulative total shareholder return (“TSR”), the cumulative TSR of our comparator group (“Comparator Group TSR”), Net Income and Core Combined Ratio over such years in accordance with SEC rules performance for each such fiscal year:

(a)	(b)	(b)	(b)	(c)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year(1)	SCT Total for Mr. Egan ($)(2)	SCT Total for Mr. Malloy ($)(2)	SCT Total for Mr. Sankaran ($)(2)	Comp. Actually Paid to Mr. Egan ($)(2)(3)	Comp. Actually Paid to Mr. Malloy ($)(2)(3)	Comp. Actually Paid to Mr. Sankaran ($)(2)(3)	Average SCT Total for Non-PEO NEOs ($)(1)(2)	Average Comp. Actually Paid to Non-PEO NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment Based on:		Net Income ($MMs)	Core Combined Ratio(5)
									Total Shareholder Return ($)	Comparator Group Total Shareholder Return ($)(4)
2023	10,282,470	—	—	16,426,982	—	—	2,386,159	3,990,654	110.27	164.4	355	89.1%
2022	5,818,004	5,559,656	14,025,109	6,972,607	2,413,083	524,638	2,764,751	1,444,040	56.08	144.76	-387	101.5%
2021	—	4,168,265	12,374,251	—	3,786,356	8,977,855	2,794,042	2,459,819	77.28	125.88	58	99.7%
2020	—	3,254,510	—	—	1,697,106	—	1,758,356	1,527,848	90.49	103.11	144	110.3%

(1)	The following individuals are our NEOs for each fiscal year:

YEAR	PEOs	Non-CEO NEOs
2023	Scott Egan	Stephen Yendall, David E Govrin, Rob Gibbs, and Stuart Liddell
2022	Scott Egan, Daniel Malloy, and Siddhartha Sankaran	Monica Cramér Manheim, Stuart Liddell, Prashanth Gangu, David E. Govrin, David W. Junius, Stephen Yendall, and Vievette Henry
2021	Daniel Malloy, and Siddhartha Sankaran	Monica Cramér Manheim, Prashanth Gangu, David E. Govrin, David W. Junius, and Christopher Coleman
2020	Daniel Malloy	David E. Govrin, David W. Junius, Nicholas J.D. Campbell and Christopher Coleman

(2)	The amounts reported for 2022 and 2021 have been updated from the amounts reported in the 2023 proxy statement to reflect the inadvertent exclusion of certain equity awards from Summary Compensation Table values and/or the compensation actually paid calculation.

(3)	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as set forth below. Amounts set forth in this table were computed in accordance with the methodology used for financial reporting purposes and, for performance-based equity awards, calculated based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

	2020		2021			2022				2023
Adjustments	Mr. Malloy	Average non-PEO NEOs	Mr. Malloy	Mr. Sankaran	Average non-PEO NEOs	Mr. Egan	Mr. Malloy	Mr. Sankaran	Average non-PEO NEOs	Mr. Egan	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable FY	(1,487,518)	(925,321)	(2,373,160)	(10,857,790)	(1,394,269)	(5,002,002)	(3,151,143)	(9,588,400)	(1,414,755)	(4,889,402)	(1,121,703)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,081,235	976,441	2,685,238	7,964,328	1,638,868	5,493,814	—	800,845	928,396	6,001,805	1,283,784
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	109,851	662,791	808,200	—	6,286	—	—
Increased/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(954,558)	(221,696)	(50,078)	(506,683)	(53,662)	—	(636,072)	(1,755,184)	(157,391)	1,156,188	774,538
Increased/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY Vesting Date	(91,513)	(28,398)	57,535	3,749	35,337	—	(117,940)	(183,856)	(94,094)	3,875,921	753,659
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(105,050)	(31,535)	(701,444)	—	(670,349)	—	(49,617)	(2,773,876)	(593,153)	—	(85,784)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—	—	—	—	—	—
TOTAL ADJUSTMENTS	(1,557,404)	(230,508)	(381,909)	(3,396,396)	(334,223)	1,154,604	(3,146,573)	(13,500,471)	(1,324,711)	6,144,512	1,604,494

(4)	TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The Dow Jones U.S. Property & Casualty Index is the same index we use in our performance graph in the Company’s Annual Reports on Form 10-K for the year ended December 31, 2023.

(5)	“Core Combined Ratio” is a non-GAAP measure which is calculated by dividing the sum of Core loss and loss adjustment expenses incurred, net, acquisition costs, net and other underwriting expenses by Core net premiums earned. This ratio, which is one of the selected performance metrics under the Company’s annual cash incentive program for 2023, is a key indicator of our underwriting profitability, and the Compensation Committee has determined that this measure represents the most important financial performance measure used by the Company to link compensation actually paid to the Company’s NEOs to Company performance. Appendix A to this Proxy Statement includes a reconciliation of such non-GAAP financial measures to the most directly comparable financial measure prepared in accordance with GAAP.

Company Selected Measure Name		Core Combined Ratio
Named Executive Officers, Footnote [Text Block]

(1)	The following individuals are our NEOs for each fiscal year:

YEAR	PEOs	Non-CEO NEOs
2023	Scott Egan	Stephen Yendall, David E Govrin, Rob Gibbs, and Stuart Liddell
2022	Scott Egan, Daniel Malloy, and Siddhartha Sankaran	Monica Cramér Manheim, Stuart Liddell, Prashanth Gangu, David E. Govrin, David W. Junius, Stephen Yendall, and Vievette Henry
2021	Daniel Malloy, and Siddhartha Sankaran	Monica Cramér Manheim, Prashanth Gangu, David E. Govrin, David W. Junius, and Christopher Coleman
2020	Daniel Malloy	David E. Govrin, David W. Junius, Nicholas J.D. Campbell and Christopher Coleman

Peer Group Issuers, Footnote [Text Block]		TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The Dow Jones U.S. Property & Casualty Index is the same index we use in our performance graph in the Company’s Annual Reports on Form 10-K for the year ended December 31, 2023.
Adjustment To PEO Compensation, Footnote [Text Block]

	2020		2021			2022				2023
Adjustments	Mr. Malloy	Average non-PEO NEOs	Mr. Malloy	Mr. Sankaran	Average non-PEO NEOs	Mr. Egan	Mr. Malloy	Mr. Sankaran	Average non-PEO NEOs	Mr. Egan	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable FY	(1,487,518)	(925,321)	(2,373,160)	(10,857,790)	(1,394,269)	(5,002,002)	(3,151,143)	(9,588,400)	(1,414,755)	(4,889,402)	(1,121,703)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,081,235	976,441	2,685,238	7,964,328	1,638,868	5,493,814	—	800,845	928,396	6,001,805	1,283,784
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	109,851	662,791	808,200	—	6,286	—	—
Increased/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(954,558)	(221,696)	(50,078)	(506,683)	(53,662)	—	(636,072)	(1,755,184)	(157,391)	1,156,188	774,538
Increased/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY Vesting Date	(91,513)	(28,398)	57,535	3,749	35,337	—	(117,940)	(183,856)	(94,094)	3,875,921	753,659
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(105,050)	(31,535)	(701,444)	—	(670,349)	—	(49,617)	(2,773,876)	(593,153)	—	(85,784)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—	—	—	—	—	—
TOTAL ADJUSTMENTS	(1,557,404)	(230,508)	(381,909)	(3,396,396)	(334,223)	1,154,604	(3,146,573)	(13,500,471)	(1,324,711)	6,144,512	1,604,494

Non-PEO NEO Average Total Compensation Amount	[1],[2]	$ 2,386,159	$ 2,764,751	$ 2,794,042	$ 1,758,356
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[3]	$ 3,990,654	1,444,040	2,459,819	1,527,848
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2020		2021			2022				2023
Adjustments	Mr. Malloy	Average non-PEO NEOs	Mr. Malloy	Mr. Sankaran	Average non-PEO NEOs	Mr. Egan	Mr. Malloy	Mr. Sankaran	Average non-PEO NEOs	Mr. Egan	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable FY	(1,487,518)	(925,321)	(2,373,160)	(10,857,790)	(1,394,269)	(5,002,002)	(3,151,143)	(9,588,400)	(1,414,755)	(4,889,402)	(1,121,703)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,081,235	976,441	2,685,238	7,964,328	1,638,868	5,493,814	—	800,845	928,396	6,001,805	1,283,784
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	109,851	662,791	808,200	—	6,286	—	—
Increased/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(954,558)	(221,696)	(50,078)	(506,683)	(53,662)	—	(636,072)	(1,755,184)	(157,391)	1,156,188	774,538
Increased/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY Vesting Date	(91,513)	(28,398)	57,535	3,749	35,337	—	(117,940)	(183,856)	(94,094)	3,875,921	753,659
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	(105,050)	(31,535)	(701,444)	—	(670,349)	—	(49,617)	(2,773,876)	(593,153)	—	(85,784)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—	—	—	—	—	—	—	—	—
TOTAL ADJUSTMENTS	(1,557,404)	(230,508)	(381,909)	(3,396,396)	(334,223)	1,154,604	(3,146,573)	(13,500,471)	(1,324,711)	6,144,512	1,604,494

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The line graphs below compare (i) the compensation actually paid to our PEO(s) and the average of the compensation actually paid to our remaining NEOs, with (ii) our cumulative TSR, (iii) Peer Group TSR, (iv) our Net Income, and (v) our Core Combined Ratio, in each case, for the fiscal years ended December 31, 2020, 2021, 2022 and 2023.

TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]

The line graphs below compare (i) the compensation actually paid to our PEO(s) and the average of the compensation actually paid to our remaining NEOs, with (ii) our cumulative TSR, (iii) Peer Group TSR, (iv) our Net Income, and (v) our Core Combined Ratio, in each case, for the fiscal years ended December 31, 2020, 2021, 2022 and 2023.

TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Tabular List [Table Text Block]

Pay Versus Performance Tabular List

The following performance measures represent the most important financial and strategic performance measures used by us to link compensation actually paid to our NEOs to performance for the fiscal year ended December 31, 2023:

●	Core Combined Ratio;

●	Tangible NBVPS compound annualized growth rate; and

●	Cost base reduction

Total Shareholder Return Amount		$ 110.27	56.08	77.28	90.49
Peer Group Total Shareholder Return Amount	[4]	164.4	144.76	125.88	103.11
Net Income (Loss) Attributable to Parent		$ 355,000,000	$ (387,000,000)	$ 58,000,000	$ 144,000,000
Company Selected Measure Amount	[5]	0.891	1.015	0.997	1.103
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Core Combined Ratio
Non-GAAP Measure Description [Text Block]		“Core Combined Ratio” is a non-GAAP measure which is calculated by dividing the sum of Core loss and loss adjustment expenses incurred, net, acquisition costs, net and other underwriting expenses by Core net premiums earned. This ratio, which is one of the selected performance metrics under the Company’s annual cash incentive program for 2023, is a key indicator of our underwriting profitability, and the Compensation Committee has determined that this measure represents the most important financial performance measure used by the Company to link compensation actually paid to the Company’s NEOs to Company performance. Appendix A to this Proxy Statement includes a reconciliation of such non-GAAP financial measures to the most directly comparable financial measure prepared in accordance with GAAP.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Tangible NBVPS compound annualized growth rate
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Cost base reduction
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 1,604,494	$ (1,324,711)	$ (334,223)	$ (230,508)
Non-PEO NEO [Member] | Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,121,703)	(1,414,755)	(1,394,269)	(925,321)
Non-PEO NEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,283,784	928,396	1,638,868	976,441
Non-PEO NEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			6,286	109,851
Non-PEO NEO [Member] | Increased/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		774,538	(157,391)	(53,662)	(221,696)
Non-PEO NEO [Member] | Increased/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		753,659	(94,094)	35,337	(28,398)
Non-PEO NEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(85,784)	(593,153)	(670,349)	(31,535)
Non-PEO NEO [Member] | Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Scott Egan
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	10,282,470	5,818,004
PEO Actually Paid Compensation Amount	[1],[3]	$ 16,426,982	$ 6,972,607
PEO Name		Scott Egan	Scott Egan
Scott Egan | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 6,144,512	$ 1,154,604
Scott Egan | PEO [Member] | Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,889,402)	(5,002,002)
Scott Egan | PEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		6,001,805	5,493,814
Scott Egan | PEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			662,791
Scott Egan | PEO [Member] | Increased/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,156,188
Scott Egan | PEO [Member] | Increased/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,875,921
Scott Egan | PEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Scott Egan | PEO [Member] | Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Daniel Malloy
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]		5,559,656	4,168,265	3,254,510
PEO Actually Paid Compensation Amount	[1],[3]		$ 2,413,083	$ 3,786,356	$ 1,697,106
PEO Name			Daniel Malloy	Daniel Malloy	Daniel Malloy
Daniel Malloy | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (3,146,573)	$ (381,909)	$ (1,557,404)
Daniel Malloy | PEO [Member] | Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,151,143)	(2,373,160)	(1,487,518)
Daniel Malloy | PEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				2,685,238	1,081,235
Daniel Malloy | PEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			808,200
Daniel Malloy | PEO [Member] | Increased/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(636,072)	(50,078)	(954,558)
Daniel Malloy | PEO [Member] | Increased/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(117,940)	57,535	(91,513)
Daniel Malloy | PEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(49,617)	(701,444)	(105,050)
Daniel Malloy | PEO [Member] | Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Siddhartha Sankaran
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]		14,025,109	12,374,251
PEO Actually Paid Compensation Amount	[1],[3]		$ 524,638	$ 8,977,855
PEO Name			Siddhartha Sankaran	Siddhartha Sankaran
Siddhartha Sankaran | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (13,500,471)	$ (3,396,396)
Siddhartha Sankaran | PEO [Member] | Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the SCT for Applicable FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(9,588,400)	(10,857,790)
Siddhartha Sankaran | PEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			800,845	7,964,328
Siddhartha Sankaran | PEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Siddhartha Sankaran | PEO [Member] | Increased/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,755,184)	(506,683)
Siddhartha Sankaran | PEO [Member] | Increased/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(183,856)	3,749
Siddhartha Sankaran | PEO [Member] | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,773,876)
Siddhartha Sankaran | PEO [Member] | Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	The amounts reported for 2022 and 2021 have been updated from the amounts reported in the 2023 proxy statement to reflect the inadvertent exclusion of certain equity awards from Summary Compensation Table values and/or the compensation actually paid calculation.
[2]	The following individuals are our NEOs for each fiscal year:
[3]	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, adjusted as set forth below. Amounts set forth in this table were computed in accordance with the methodology used for financial reporting purposes and, for performance-based equity awards, calculated based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
[4]	TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The Dow Jones U.S. Property & Casualty Index is the same index we use in our performance graph in the Company’s Annual Reports on Form 10-K for the year ended December 31, 2023.
[5]	“Core Combined Ratio” is a non-GAAP measure which is calculated by dividing the sum of Core loss and loss adjustment expenses incurred, net, acquisition costs, net and other underwriting expenses by Core net premiums earned. This ratio, which is one of the selected performance metrics under the Company’s annual cash incentive program for 2023, is a key indicator of our underwriting profitability, and the Compensation Committee has determined that this measure represents the most important financial performance measure used by the Company to link compensation actually paid to the Company’s NEOs to Company performance. Appendix A to this Proxy Statement includes a reconciliation of such non-GAAP financial measures to the most directly comparable financial measure prepared in accordance with GAAP.